EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Costs of sales	(17,398)	(19,107)	(23,539)
Obsolescence inventory impairments	(164)	(2,035)	—
Total	(17,562)	(21,142)	(23,539)
Costs of sales in 2022 and 2021 amounted to $17.4 million and $19.1 million and relate to actual product sales.
Obsolescence inventory impairment stems from the valuation of the inventories against lower net realizable value. Impairments related to inventories designated for commercial activities in 2022 and 2021 amounted to a charge of $0.2 million and $2.0 million.
Costs of research and development
Research and development costs in 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(20,595)	(24,451)	(20,984)
Amortization costs IFA	(55)	(132)	(774)
Impairment losses IFA	—	(4,992)	—
Depreciation PPE and right of use assets	(1,602)	(3,152)	(2,062)
Direct Operating Expenses	(27,107)	(33,190)	(12,804)
Other indirect research and development costs	(3,172)	(4,452)	(1,895)
Total research and development costs	(52,531)	(70,369)	(38,519)
Operating expenses for research and development activities in 2022 and 2021 were $52.5 million and $70.4 million. The costs mainly relate to leniolisib, for the treatment of APDS, and AKI and cattle. The costs for 2021 include costs incurred for OTL-105 ($13.1 million) and impairment losses of $5.0 million on intangible assets related to the development of RUCONEST® in a more convenient form for patients (see Note 9).
Costs of general and administrative activities
General and administrative costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(14,868)	(12,178)	(11,217)
Amortization costs IFA	(492)	—	—
Depreciation PPE and right of use assets	(2,525)	(857)	(1,144)
Impairment losses PPE and right of use assets	(4,376)	(5,447)	—
Direct Operating Expenses	(9,038)	(8,419)	(9,546)
Other indirect general and administrative costs	(14,717)	(10,073)	(2,178)
Total general and administrative costs	(46,016)	(36,974)	(24,085)
For the years ended December 31, 2022 and 2021, operating expenses for general and administrative activities were $46.0 million and $37.0 million. Other indirect general and administrative costs include insurance, compliance, control implementation and other costs.
Costs of marketing and sales activities
Marketing and sales costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Employee costs	(32,858)	(24,125)	(23,094)
Amortization costs IFA	(3,765)	(4,098)	(3,238)
Depreciation PPE and right of use assets	(372)	(930)	(865)
Direct Operating Expenses	(42,398)	(28,543)	(23,362)
Other indirect marketing and sales costs	(6,410)	(1,749)	(1,045)
Total marketing and sales costs	(85,803)	(59,445)	(51,604)
For the years ended December 31, 2022 and 2021, operating expenses for marketing and sales were $85.8 million and $59.4 million.
Employee benefits
Employee benefit costs for 2022, 2021 and 2020 were as follows:

Amounts in $ ‘000	2022	2021	2020
Salaries	(53,328)	(44,202)	(36,811)
Social security costs	(6,317)	(5,318)	(4,302)
Pension costs	(2,284)	(2,179)	(1,844)
Share-based compensation	(6,392)	(9,055)	(8,405)
Total	(68,321)	(60,754)	(51,362)
Salaries include holiday allowances and cash bonuses for staff.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2022	2021	2020
Property, plant and equipment	(1,993)	(2,158)	(2,044)
Intangible assets	(4,312)	(4,232)	(4,008)
Total	(6,305)	(6,390)	(6,052)

Right of use assets	(2,565)	(2,781)	(2,027)
Total	(2,565)	(2,781)	(2,027)